Share Capital - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Authorised [Member]
Authorized:
Ordinary Shares value	$ 50,000	$ 50,000	$ 50,000
Authorised [Member] | Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value	44,000	44,000	44,000
Authorised [Member] | Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value	5,000	5,000	5,000
Authorised [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value	1,000	1,000	1,000
Issued and fully paid [Member]
Authorized:
Ordinary Shares value	4,656	4,588	4,363
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Authorized:
Ordinary Shares value	3,090	3,022	2,797
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Authorized:
Ordinary Shares value	1,325	1,325	1,325
Issued and fully paid [Member] | Preference Shares [Member]
Authorized:
Ordinary Shares value	$ 241	$ 241	$ 241